As filed with the Securities and Exchange Commission on November 12, 2020

Securities Act Registration No. 33-10451

Investment Company Act Registration No. 811-4920

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                            X

Post-Effective Amendment No. 112                X

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    X

Amendment No. 114                            X

(Check appropriate box or boxes)

WASATCH FUNDS TRUST

(Exact Name of Registrant as Specified in Charter)

505 Wakara Way, 3rd Floor

Salt Lake City, UT 84108

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (801) 533-0777

(Name and Address of Agent for Service)	Copy to:

Eric S. Bergeson Wasatch Advisors, Inc. 505 Wakara Way, 3rd Floor Salt Lake City, UT 84108	Eric F. Fess Chapman and Cutler LLP 111 West Monroe Street Chicago, IL 60603

Approximate Date of Proposed Public Offering: As soon as practicable following effectiveness.

It is proposed that this filing will become effective:

( )	immediately upon filing pursuant to paragraph (b)
( X )	on November 23, 2020 pursuant to paragraph (b)
( )	60 days after filing pursuant to paragraph (a)(1)
( )	on pursuant to paragraph (a)(1)
( )	75 days after filing pursuant to paragraph (a)(2)
( )	on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

(X) this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

EXPLANATORY NOTE

Designation of New Effective Date for Previously Filed Amendment

Post-Effective Amendment No. 111 under the Securities Act of 1933, as amended (the “1933 Act”), and Amendment No. 113 under the Investment Company Act of 1940, as amended (the “1940 Act”), was filed with the Commission pursuant to Rule 485(a)(2) on August 31, 2020 to establish Wasatch Greater China Fund, a new series of the Registrant (the “Amendment”), and pursuant to that paragraph would become effective on November 13, 2020.

This Post-Effective Amendment No. 112 under the 1933 Act and Amendment No. 114 under the 1940 Act is filed pursuant to Rule 485(b)(1)(iii) under the 1933 Act for the sole purpose of designating November 23, 2020 as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 112 incorporates by reference the information contained in Part A, Part B and Part C of the Amendment.

The Registrant is a series fund with multiple series currently established. This Post-Effective Amendment No. 112 is not intended to update or amend the prospectuses or statements of additional information of any series except as described above.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 112 to the Registration Statement meets all the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 112 under the Securities Act of 1933, as amended and Post-Effective Amendment No. 114 under the Investment Company Act of 1940, as amended to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Salt Lake City, and the State of Utah on the 12th day of November 2020.

WASATCH FUNDS TRUST

By	/s/ Eric S. Bergeson

Eric S. Bergeson

President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ Eric S. Bergeson Eric S. Bergeson	President and Trustee (principal executive officer)	November 12, 2020

/s/ Michael K. Yeates Michael K. Yeates	Treasurer (principal financial and accounting officer)	November 12, 2020

James U. Jensen* James U. Jensen, Esquire	Trustee	November 12, 2020

Miriam M. Allison* Miriam M. Allison	Trustee	November 12, 2020

Heikki Rinne* Heikki Rinne	Trustee	November 12, 2020

Kristen M. Fletcher* Kristen M. Fletcher	Trustee	November 12, 2020

Mark Robinson* Mark Robinson	Trustee	November 12, 2020

*/s/ Russell L. Biles

Russell L. Biles

Attorney-in-Fact

November 12, 2020

*Signed pursuant to powers of attorney are incorporated herein by reference to Exhibit (q) in Post-Effective Amendment No. 50 to the Registrant’s Registration Statement on Form N 1A filed with the Commission on March  31, 2010, a power of attorney incorporated herein by reference to Exhibit q-1 in Post-Effective Amendment No. 65 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on October  2, 2012, a power of attorney incorporated herein by reference to Exhibit q-2 in Post-Effective Amendment No. 87 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on January  28, 2015, and a power of attorney incorporated herein by reference to Exhibit q-3 in Post-Effective Amendment No. 111 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on August 31, 2020.

3